Segmented Information - Additional Information (Detail)	12 Months Ended
Mar. 31, 2018 Store Segment Location
Segment Information [Line Items]
Number of reportable segments | Segment	2
Birks Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores | Store	28
Brinkhaus Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail locations | Location	2